Non-controlling interests (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Non-controlling interests
Total	$ 275,498	$ 484,408
Weibo
Non-controlling interests
Total	257,244	468,117
Others
Non-controlling interests
Total	$ 18,254	$ 16,291